Revenue - Narrative (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adoption of new revenue accounting standard (see Note 5)												$ 35.9
Revenue	$ 2,401.9	$ 2,076.0	$ 1,974.3	$ 1,767.7	$ 2,052.7	$ 1,709.3	$ 1,700.6	$ 1,461.3	$ 8,219.9	$ 6,923.9	$ 6,215.7
Contract assets	186.4				0.0				186.4	0.0
Total assets	6,546.0				5,793.4				6,546.0	5,793.4
Prepaid expenses and other current assets	343.4				176.3				343.4	176.3
Other non-current assets	489.5				432.8				489.5	432.8
Trade and other receivables	1,463.5				1,314.0				1,463.5	1,314.0
Total liabilities	5,185.9				5,294.0				5,185.9	5,294.0
Accrued compensation	817.9				864.8				817.9	864.8
Deferred tax liabilities	136.4				157.5				136.4	157.5
Other non-current liabilities	366.6				$ 386.9				366.6	386.9
Net loss									(185.8)	$ (221.3)	$ (434.2)
Prepaid expenses and other current assets
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Contract assets	160.6								160.6
Other non-current assets
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Contract assets	25.8								25.8
Adoption Impact
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss									6.4
Adoption Impact | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									432.8
Total assets	239.2								239.2
Prepaid expenses and other current assets	160.6								160.6
Other non-current assets	25.8								25.8
Trade and other receivables	52.8								52.8
Total liabilities	196.9								196.9
Accrued compensation	108.1								108.1
Deferred tax liabilities	17.1								17.1
Other non-current liabilities	$ 18.9								18.9
Accumulated Deficit | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adoption of new revenue accounting standard (see Note 5)												35.9
Accumulated Deficit | Adoption Impact | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adoption of new revenue accounting standard (see Note 5)												$ 35.9
Reimbursed expenses | Adoption Impact | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									400.2
Variable consideration | Adoption Impact | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									$ 32.6